Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 579,656	$ 580,890
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	204,543	230,369
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	360,569	334,308
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 14,544	$ 16,213